Equity - Summary of Quarterly Distribution Of Interest On Capital (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Amount	$ 2,687	$ 1,850
1st payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Date of approval by the Board of Directors	May 07, 2019
Date of Payment	Jul. 05, 2019
Amount	$ 327
2nd payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Date of approval by the Board of Directors	Aug. 01, 2019
Date of Payment	Oct. 04, 2019
Amount	$ 681
3 rd payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Date of approval by the Board of Directors	Oct. 24, 2019
Date of Payment	Feb. 07, 2020
Amount	$ 650
4 th payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Date of approval by the Board of Directors	Dec. 18, 2019
Date of Payment	Feb. 07, 2020
Amount	$ 580
Indexation charges on paid anticipations [member]
Disclosure of classes of share capital [line items]
Amount	$ 16
Complement of minimum mandatory dividends [member]
Disclosure of classes of share capital [line items]
Date of approval by the Board of Directors	Feb. 19, 2020
Amount	$ 432
Common Shares [member]
Disclosure of classes of share capital [line items]
Amount	$ 1,387	$ 507
Amount per Share	$ 0.1864	$ 0.0681
Common Shares [member] | 1st payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 187
Amount per Share	$ 0.0251
Common Shares [member] | 2nd payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 389
Amount per Share	$ 0.0522
Common Shares [member] | 3 rd payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 371
Amount per Share	$ 0.0499
Common Shares [member] | Indexation charges on paid anticipations [member]
Disclosure of classes of share capital [line items]
Amount	$ 9
Amount per Share	$ 0.0012
Common Shares [member] | Complement of minimum mandatory dividends [member]
Disclosure of classes of share capital [line items]
Amount	$ 431
Amount per Share	$ 0.0580
Preference Shares [member]
Disclosure of classes of share capital [line items]
Amount	$ 1,300	$ 1,343
Amount per Share	$ 0.2320	$ 0.2397
Preference Shares [member] | 1st payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 140
Amount per Share	$ 0.0251
Preference Shares [member] | 2nd payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 293
Amount per Share	$ 0.0522
Preference Shares [member] | 3 rd payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 279
Amount per Share	$ 0.0499
Preference Shares [member] | 4 th payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 580
Amount per Share	$ 0.1035
Preference Shares [member] | Indexation charges on paid anticipations [member]
Disclosure of classes of share capital [line items]
Amount	$ 7
Amount per Share	$ 0.0012
Preference Shares [member] | Complement of minimum mandatory dividends [member]
Disclosure of classes of share capital [line items]
Amount	$ 1
Amount per Share	$ 0.0001